Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 034
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the RYAM 401(k) Plan for Fernandina Hourly Employees (formerly Rayonier Advanced Materials Inc. Fernandina Plant Savings Plan for Hourly Employees) (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering all eligible hourly-paid bargaining unit employees of the Fernandina plant of Rayonier Advanced Materials Inc. (the “Company” or “Sponsor”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Employees are eligible to contribute to the Plan on the first day of the month following 120 days of service without interruption or the date on which one year of eligibility service is completed, whichever is earlier. Once eligible, participants are automatically enrolled to contribute 3% of their salary on a before-tax basis to their retirement account through automatic payroll deductions. The contribution rate will automatically increase by 1% following the year that salary deferrals to the Plan began. The automatic increase will stop once a participant reaches a 10% contribution rate. Employees can decline automatic enrollment prior to completing 90 days of service and can opt out of the increases at any time.
Fidelity Workplace Services LLC (“Fidelity”) serves as the record keeper and administers the Plan’s assets for the benefit of participants. Fidelity Management Trust Company serves as the trustee of the Plan’s investments in the trust.
Contributions
Participants may contribute up to 100% of eligible compensation on a before-tax basis, after-tax basis or a combination thereof, subject to Internal Revenue Code (“IRC”) limitations.
The Company makes a tiered matching contribution equal to 100% of the first 3% and 50% of the next 3% of each participant’s eligible compensation contributed to the Plan, for a maximum match of 4.5% of eligible compensation.
The Company closed enrollment in its defined benefit pension plans to new employees hired or rehired after April 2006. Effective May 2006, eligible employees hired or rehired after April 2006 receive an enhanced retirement contribution in addition to the standard matching contribution, in accordance with the collective bargaining agreement. For the year ended December 31, 2025, the enhanced retirement contribution was $1,500 annually for each eligible employee.
Each year, participants may contribute up to the maximum allowed by the IRC. In addition, the Plan allows for “catch-up” contributions by participants age 50 years and older as of the end of the Plan year. The Plan permits rollovers from other qualified plans into the Plan.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and the related Company contributions. Plan earnings and losses are allocated to participant accounts based upon account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.
Vesting
Participants are fully vested in their contributions as well as actual earnings/losses thereon. Participants vest in the Company contributions, enhanced retirement contributions and annual contributions at a rate of 20% per year of service. Full vesting occurs after five years of service.
Forfeitures
The balance of forfeited non-vested accounts may be used to reduce future employer contributions or to pay for administrative expenses related to the Plan. There were $20,497 in forfeitures for the year ended December 31, 2025. During 2025, $29,459 forfeitures were utilized to reduce employer contributions or pay for administrative expenses. An insignificant amount of income was earned on the funds held in this account. At December 31, 2025 and 2024, the balance in forfeited non-vested accounts was $943 and $8,994, respectively, and remained available in the Fidelity Government Money Market.
Transfers
The Company maintains three defined contribution plans for its employees depending on their employment status. If a participant changes employment status and is eligible to transfer into a different plan during the year, the participant can elect to transfer their account balance into the corresponding plan. The transfer is included in the “Net transfers of assets from this plan” line on the Statement of Changes in Net Assets Available for Benefits.
Investment Options
Participants direct the investment of their contributions into various investment options offered by the Plan, as listed in the accompanying schedule of assets held at the end of the year.
Notes Receivable from Participants
Participants may borrow a minimum of $1,000 from their individual accounts. Loan amounts may not exceed the lesser of (a) 50% of the participant’s vested balance or (b) $50,000 reduced by the participant’s highest outstanding loan balance, if any, during the prior one-year period. Participants may not have more than one loan outstanding at a time. Loan terms range from one to five years or up to twenty years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate determined by the plan administrator based on prevailing interest rates charged by lending institutions for loans which would be made under similar circumstances. Principal and interest are paid ratably through bi-weekly payroll deductions. Loan transactions are treated as transfers between the investment funds and the loan fund.
Payment of Benefits and Withdrawals
Plan benefits are payable to participants either at the time of termination or retirement, in the case of becoming disabled, or to their beneficiaries in the event of death, and are based on the fully vested balance of their account. Alternatively, a participant may elect to defer distribution until April 1 of the year following the participant’s attainment of the Required Minimum Distribution (“RMD”) Age:
(i)    In the case of an individual who attains age 70 before July 1, 2019, the RMD Age is 70 ½.
(ii)    In the case of an individual who attains age 70 on or after July 1, 2019, the RMD Age is 72.
(iii)    In the case of an individual who attains age 72 after December 31, 2022, and age 73 before January 1, 2033, the RMD Age is 73.
In the event of termination of employment before retirement, a participant’s account balance will be distributed in a lump sum, or if the balance exceeds $1,000, over future periods or deferred.
Effective August 2025, the Plan was amended to permit participants to elect distribution of all or a portion of their vested account balances through the purchase of an annuity contract from approved annuity providers designated by the plan administrator. Under this amendment, amounts elected by participants are distributed from the Plan as a lump sum and transferred to the selected annuity provider. The resulting annuity contract is not considered an asset of the Plan. There was no impact on the Plan’s net assets available for benefits as no participants elected annuity distributions during the year ended December 31, 2025.
Withdrawals may be made from the principal portion of a participant’s after-tax account balance contributed prior to October 2016. Withdrawals from before-tax account balances, after-tax balances contributed after October 2016 and earnings on after-tax account balances are allowable before attaining the age of 59 1/2 in the case of financial hardship. Existence of financial hardship is determined by Internal Revenue Service (“IRS”) criteria.